Matthews India Fund	March 31, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 93.9%

	Shares	Value
FINANCIALS: 34.5%
Banks: 20.8%
HDFC Bank, Ltd.	3,478,490	$39,641,365
Kotak Mahindra Bank, Ltd.	1,490,978	25,449,230
ICICI Bank, Ltd.	4,025,173	17,515,463
DCB Bank, Ltd.	10,918,345	13,721,912
Bandhan Bank, Ltd.[b,c]	3,304,426	8,872,050
Axis Bank, Ltd.	1,132,212	5,660,702

		110,860,722

Consumer Finance: 7.9%
Shriram City Union Finance, Ltd.	1,569,049	15,644,435
Cholamandalam Investment and Finance Co., Ltd.	4,872,098	9,833,695
Bajaj Finance, Ltd.	322,055	9,412,717
Sundaram Finance, Ltd.	481,018	7,643,889

		42,534,736

Thrifts & Mortgage Finance: 5.1%
Housing Development Finance Corp., Ltd.	1,065,902	23,006,798
Aavas Financiers, Ltd.[d]	260,717	4,126,566

		27,133,364

Capital Markets: 0.7%
Indian Energy Exchange, Ltd.[b,c]	2,214,246	3,714,316

Total Financials		184,243,138

CONSUMER STAPLES: 15.1%
Tobacco: 5.4%
VST Industries, Ltd.	609,361	22,229,420
ITC, Ltd.	2,836,388	6,395,949

		28,625,369

Personal Products: 5.0%
Marico, Ltd.	2,764,708	10,006,818
Dabur India, Ltd.	1,658,543	9,851,040
Bajaj Consumer Care, Ltd.[d]	3,847,030	6,688,088

		26,545,946

Food Products: 4.7%
Zydus Wellness, Ltd.	1,301,258	22,286,652
Britannia Industries, Ltd.	81,036	2,866,026

		25,152,678

Total Consumer Staples		80,323,993

INFORMATION TECHNOLOGY: 12.4%
IT Services: 12.4%
Infosys, Ltd.	2,709,355	22,446,952
Wipro, Ltd.	8,169,016	21,251,192
Larsen & Toubro Infotech, Ltd.[b,c]	498,256	9,326,061
Mphasis, Ltd.	791,057	6,915,039
Cognizant Technology Solutions Corp. Class A	82,100	3,815,187
Hexaware Technologies, Ltd.	837,092	2,495,446

Total Information Technology		66,249,877

HEALTH CARE: 7.7%
Pharmaceuticals: 5.8%
Alembic Pharmaceuticals, Ltd.	1,807,626	12,634,317
Caplin Point Laboratories, Ltd.	2,052,689	7,606,340

	Shares	Value
Lupin, Ltd.	709,996	$5,517,807
Natco Pharma, Ltd.	766,373	5,067,626

		30,826,090

Health Care Equipment & Supplies: 1.0%
Poly Medicure, Ltd.	1,784,726	5,436,692

Life Sciences Tools & Services: 0.8%
Syngene International, Ltd.[b,c]	1,416,765	4,437,413

Biotechnology: 0.1%
Biocon, Ltd.	56,258	200,649

Total Health Care		40,900,844

CONSUMER DISCRETIONARY: 6.4%
Automobiles: 4.3%
Eicher Motors, Ltd.	57,316	9,873,623
Suzuki Motor Corp.	345,700	8,231,538
Hero MotoCorp, Ltd.	227,110	4,789,054

		22,894,215

Household Durables: 1.6%
Symphony, Ltd.	813,462	8,322,418

Hotels, Restaurants & Leisure: 0.5%
Delta Corp., Ltd.	3,240,807	2,809,570

Total Consumer Discretionary		34,026,203

INDUSTRIALS: 6.3%
Machinery: 4.1%
Escorts, Ltd.	897,558	7,803,111
AIA Engineering, Ltd.	422,254	7,760,279
Ashok Leyland, Ltd.	7,415,926	4,203,199
Cummins India, Ltd.	481,644	2,076,302

		21,842,891

Air Freight & Logistics: 1.4%
Blue Dart Express, Ltd.	256,854	7,433,827

Airlines: 0.8%
InterGlobe Aviation, Ltd.[b,c]	296,807	4,201,586

Total Industrials		33,478,304

COMMUNICATION SERVICES: 5.7%
Interactive Media & Services: 3.6%
Info Edge India, Ltd.	722,161	19,455,974

Wireless Telecommunication Services: 2.1%
Bharti Airtel, Ltd.[d]	1,883,254	10,975,842

Total Communication Services		30,431,816

ENERGY: 4.5%
Oil, Gas & Consumable Fuels: 4.5%
Reliance Industries, Ltd.	1,641,391	23,935,143

Total Energy		23,935,143

MATERIALS: 1.3%
Construction Materials: 1.0%
Ambuja Cements, Ltd.	2,507,873	5,155,646

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Matthews India Fund	March 31, 2020

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Metals & Mining: 0.3%
NMDC, Ltd.	1,821,907	$1,906,694

Total Materials		7,062,340

TOTAL INVESTMENTS: 93.9%		500,651,658
(Cost $673,362,174)

CASH AND OTHER ASSETS, LESS LIABILITIES: 6.1%		32,304,737

NET ASSETS: 100.0%		$532,956,395

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2020, the aggregate value is $30,551,426, which is 5.73% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS